CONVERTIBLE NOTES PAYABLE AND NOTES PAYABLE, RELATED PARTIES	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
CONVERTIBLE NOTES PAYABLE AND NOTES PAYABLE, RELATED PARTIES
NOTE 9 - CONVERTIBLE NOTES PAYABLE AND NOTES PAYABLE, RELATED PARTIES

Convertible notes payable consists of the following:

	March 31,	December 31,
	2021	2020
Various Convertible Notes (a)	$43,500	$43,500
Ylimit, LLC Convertible Notes (b)	1,348,208	1,336,208
Golock Capital, LLC Convertible Notes (c)	339,011	339,011
GSH Note (e)	165,000	-
Baggett Note (f)	50,000	-
Other Convertible Notes (d)	238,203	238,203
Convertible notes, net	$2,183,922	$1,956,922

(a) In August 2014, the Company issued a series of convertible notes with various interest rates ranging up to 10% per annum. The Note Conversion Price is determined as follows: (a) if the Note is converted upon the Next Equity Financing, an amount equal to 80% of the price paid per share paid by the investors in the Next Equity Financing; (b) if the Note is converted in the event of a Corporate Transaction, a price per share derived by dividing a “pre-money” valuation of $8,000,000 by the number of shares outstanding immediately prior to the time of such conversion, on a fully diluted basis; or (c) if the Note is converted as part of a Maturity Conversion, a price per unit derived by dividing a “pre-money” valuation of $8,000,000 by the total number of units (restricted and non-restricted) outstanding immediately prior to the time of such conversion, on a fully diluted basis. The notes are due and payable on demand at any time after the earlier of (i) 36 months following the note issuance or (ii) the consummation of a corporate transaction if not previously converted. The balance of the notes outstanding was $45,000 as of December 31, 2018. On March 4, 2019, a note holder elected to forgive and cancel their outstanding convertible note balance of $1,500, which the Company recorded as a gain on extinguishment of debt in the accompanying consolidated statement of operations. The balance of the notes outstanding was $43,500 as of December 31, 2019 of which $28,500 was due to related parties.

(b) On May 9, 2016, the Company issued a convertible note to YLimit, LLC in the principal amount of $100,000 with interest at 10% per annum and due on May 9, 2018. The note is secured by the Company’s rights, titles and interests in all the Company’s tangible and intangible assets, including intellectual property and proprietary software whether existing now or created in the future. On August 25, 2017, the Note was amended to authorize total borrowings on this Note to $517,000, The balance of the notes outstanding was $517,000 as of December 31, 2017 and the balance of the debt discount was $137,358.

On April 12, 2018, and again on August 15, 2018, the Company and Ylimit, LLC entered into an amendment to the original secured convertible promissory note. The amendments increased the borrowing limits by $190,500 to a total of $707,500, and extended the maturity date to May 9, 2019. In addition, the amendment on April 12, 2018 modified the conversion feature to state that all borrowings under the note will be converted at 75% of the per share stock price in the equity funding, but in no event shall the conversion price be less than $0.035 per share. This feature gave rise to a derivative liability of $135,900 during the period ended December 31, 2018 that is discussed below. During the year ended December 31, 2018, the Company borrowed an additional $190,500. The balance of notes outstanding was $707,500 as of December 31, 2018 and the balance of the debt discount was $70,078.

On November 9, 2019 the Company and Ylimit, LLC entered into an amendment (“Ylimit Amendment One”) to the original secured convertible promissory note dated May 9, 2016 along with subsequent amendment and fundings that followed. Under the terms of Ylimit Amendment One, Ylimit extended maturity date of all outstanding convertible debt due to them by the company, to a new maturity date of February 09, 2020. Ylimit received no consideration for this amendment.

By verbal agreement Ylimit increased the Company’s borrowing limits by $175,000 and extended this amount of additional funding to the Company during the last three months of 2019 bring the total convertible note balance due to YLimit to a total of $882,500 as December 31, 2019. All note discount related to Ylimit was fully amortized as of December 31, 2019.

On February 9, 2020, the Company entered into another amendment with Ylimit (“Ylimit Amendment Two”) to further extend the maturity date of all of the Company’s outstanding debt to August 9, 2020 including the $175,000 that Ylimit funded in the fourth quarter of 2019. Ylimit received no consideration for the Ylimit Amendment Two.

During the year ended December 31, 2020, Ylimit provided another $453,708 in funding to the Company bringing their balance to $1,366,208 as of December 31, 2020. On January 5, 2021 the Company entered into Amendment Three to extend the maturity of all notes until February 9, 2022. Ylimit received no consideration for Amendment Three.

During the three months ended March 31, 2021, Ylimit invested another $12,000 on terms comparable to recent fundings.

(c) From September 1, 2017 to December 31, 2017, the Company issued convertible notes to Golock Capital, LLC (“Lender”) in the aggregate principal amount of $191,750 with an interest rate at 10% per annum and maturity dates between June 1, 2018 and August 31, 2018. The notes are convertible into shares of the Company’s common stock at prices between $0.015 and $0.02 per share. As additional consideration for the Lender to enter into these agreements with the Company, the Company issued warrants to the Lender to acquire in the aggregate 4,804,708 shares of the Company’s common stock at a weighted average exercise price of $0.014 per share. In addition, the Lender shall have the first right of refusal as to any future funding of Borrower in that Lender shall have the right to provide all or a portion of the funding upon the same terms as those offered in writing by any third party or contained in any private placement of borrower. The Lender, upon conversion, shall have piggyback registration rights for all of its common stock shares in any registration or post-effective amendment to any registration initiated by Borrower with the Securities and Exchange Commission. The balance of the notes outstanding and the related debt discount was $191,750 and $19,652, respectively, as of December 31, 2017.

On February 2, 2018, the Company issued a convertible note to Golock Capital, LLC (“Lender”) in the principal amount of $40,000 with an interest rate at 10% per annum and a maturity date of November 2, 2018. The note included an original issue discount of $5,000. The note is convertible into shares of the Company’s common stock at $0.015 per share. As additional consideration for the Lender to enter into this agreement with the Company, the Company issued warrants to the Lender to acquire in the aggregate 2,500,000 shares of the Company’s common stock at an exercise price of $0.015 per share that expire three years from the date of grant. The relative fair value of the warrants, the original issue discount, and the beneficial conversion feature totaling $40,000 was recorded as a debt discount and will be amortized to interest expense over the term of the note. On November 5, 2018, the Company amended the notes above by changing the conversion feature for the aggregate notes to be convertible into shares of common stock of the Company at the lower of (i) $0.015 per share or, (ii) 58% of the lowest closing bid price in the 20 trading days prior to the day that the Lender requests conversion. This feature gave rise to a derivative liability of $553,000 at date of issuance as discussed below. The amendment also increased the principal face amount of notes to include accrued interest, and an additional $43,250 was added to principal, which was recorded to financing costs. The aggregate balance of the notes outstanding, and the related debt discount was $302,067 and $0, respectively, as of December 31, 2018.

On April 29, 2019, Golock entered into an amendment with the Company to extend the maturity of the Notes until July 31, 2019. In return, Golock received several concessions. They received (a) a warrant to purchase 12,833,333 shares of the Company’s common stock for 48 months exercisable at a strike price of $.00475. The Company recorded a financing charge of $28,227 related to these warrants and (b) the conversion noted above was changed from 58% to 50% of the lowest closing bid price in the 20 trading days prior to that day that the Lender request conversion. During the year ending December 31, 2019 the Company issued new notes payable of $53,331 and $23,102 of notes and accrued interest were converted into 100,000,000 shares of common stock. The balance of the notes outstanding on December 31, 2019, was $339,010. As of December 31, 2019, $285,679 of these notes were past due. As of December 31, 2020 all of the Golock notes amounting to $339,011 were past due. As a result, Golock has assessed the Company additional penalties and interest pf $1,172,782. The Company has recorded this amount as an accrued liability as of March 31, 2021 and December 1, 2020. The Company disagrees with the accrued interest and penalties due to Golock and intends to litigate this amount if a settlement on a vastly reduced amount, cannot be reached.

(d) As of December 31, 2017 the Company had an outstanding convertible note payable of $61,000. During the year ended December 31, 2018, the Company entered into additional notes of $369,250. The convertible notes have interest rates ranging from 8% to 12% per annum, maturity dates ranging from August 21, 2018, to June 19, 2020, and are convertible into shares of common stock of the Company at discount rates between 38% and 50% of the lowest trading price for the Company s common stock during the prior twenty (20) trading day period, and for one lender, no lower than $0.035 per share. The issuance of notes with conversion features gave rise to derivative liabilities of $559,397 (see discussion below). As of December 31, 2018, the aggregate convertible notes balance to the five lenders was $426,964 and the related debt discount was $179,162. As of December 31, 2020 all $238,303 were past due.

During the year ended December 31, 2019, the Company entered into additional notes of $256,000, with interest rates from 10% to 12%, and maturity dates ranging from January 22, 2020, to August 2, 2020, at conversion terms comparable to the terms above. The issuance of notes with conversion features gave rise to derivative liabilities of $357,465 (see discussion below). In addition, On April 29, 2019, one of the lenders entered into an amendment with the Company to extend the maturity of the Notes until July 31, 2019. In return, the Company issued (a) a warrant to purchase 2,966,986 shares of the Company’s common stock for a period of 48 months exercisable at a strike price of $.00475 with a fair value of $5,934, and (b) the conversion price of outstanding notes was changed from $.015 to 50% of the lowest closing bid price in the 20 trading days prior to that day that the Lender request conversion. During the year ended December 31, 2019, convertible notes of $388,207 and accrued interest were converted into 540,276,078 shares of common stock. As of December 31, 2019, the aggregate convertible notes balance to the five lenders was $299,069 and the related debt discount was $ 33,667. As of December 31, 2019, $96,069 of these notes were past due.

In total, during 2019 convertible notes and accrued interest aggregating $411,309 were converted into 640,276,078 common shares with a fair value of $959,290 and recognized loss on settlement of debt of $548,029 during the year ended December 31, 2019. On December 31, 2019, the aggregate balance of the fair value of the notes outstanding was $1,564,080 and the related debt discount was $78,013. As of December 31, 2019, the above notes are convertible into 3,334,494,813 shares of common stock.

During the year ended December 31, 2020, $56,466 of the principal balance and $8,600 of interest was converted to 440,111,560 shares of common stock. The Company recorded a loss on the extinguishment of debt on these two conversions of $263,609. Additionally, the Company paid $4,400 to reduce the principal balance. These were the only note conversions during the year ended December 31, 2020.

(e) During the three months ended March 31, 2021, GHS Investments funded an 8%, $165,000 convertible promissory note maturing on November 16, 2021. The conversion price on the Note is fixed at .0171. The Company recorded a beneficial conversion feature of $106,765 upon the issuance of the Note and was immediately expensed in full.

(f) The Company issued a 10% convertible note to Baggett that contained various conversion features related to future Offerings of the Company. The Company recorded a note discount of $5,000 on the Note which was immediately expensed. Additionally, as well as a derivative liability of $45,262

Summary

The Company considered the current FASB guidance of “Contracts in Entity’s Own Stock” which indicates that any adjustment to the fixed amount (either conversion price or number of shares) of the instrument regardless of the probability of whether or not within the issuers’ control means the instrument is not indexed to the issuer’s own stock. Accordingly, the Company determined that the conversion prices of the Notes were not a fixed amount because they were either subject to an adjustment based on the occurrence of future offerings or events or the conversion price was variable. As a result, the Company determined that the conversion features of the Notes were not considered indexed to the Company’s own stock and characterized the fair value of the conversion features as derivative liabilities upon issuance. The Company determined that upon issuance of the Notes, the initial fair value of the embedded conversion feature was recorded as debt discount offsetting the fair value of the Notes and the remainder recorded as financing costs in the Consolidated Statement of Operations.

On March 31, 2021, the aggregate balance of the fair value of all convertible notes outstanding was $2,183,922 and the related debt discount was $-0-, or a net balance of $2,183,922. Of this amount, $620,714 in principal was past due. As of March 31, 2021, the above notes are convertible into 1,747,064,356 shares of common stock. Accrued interest on the convertible notes amounted to $494,972 as of March 31, 2021.

On December 31, 2020, the aggregate balance of the fair value of all convertible notes outstanding was $1,956,922 and the related debt discount was $-0-, or a net balance of $1,956,922. Of this amount, $620,714 in principal was past due. As of December 31, 2020, the above notes are convertible into 1,948,265,842 shares of common stock.

During the year ended December 31, 2019, the Company issued $484,331 of convertible notes whose conversion features created a derivative liability upon issuance with a fair value of $357,465 of which $218,637 was recorded as a debt discount, and the remaining $138,828 was recorded as a financing cost. During the year ended December 31, 2019, the amortization of debt discount was $389,793 which is included in financing costs on the Company’s statement of operations. The balance of the unamortized note discount on December 31, 2019 was $78,013.

Convertible notes payable consist of the following:

	December 31,	December 31,
	2020	2019
Various Convertible Notes(a)	$43,500	$43,500
Ylimit, LLC Convertible Notes (b)	1,336,208	882,500
Golock Capital, LLC Convertible Notes(c)	339,011	339,011
Other Convertible Notes(d)	238,203	299,069
Total Convertible Notes	1,956,922	1,564,080
Debt discount	-	(78,013)
Convertible notes, net	$1,956,922	$1,486,067

(a) In August 2014, the Company issued a series of convertible notes with various interest rates ranging up to 10% per annum. The Note Conversion Price is determined as follows: (a) if the Note is converted upon the Next Equity Financing, an amount equal to 80% of the price paid per share paid by the investors in the Next Equity Financing; (b) if the Note is converted in the event of a Corporate Transaction, a price per share derived by dividing a “pre-money” valuation of $8,000,000 by the number of shares outstanding immediately prior to the time of such conversion, on a fully diluted basis; or (c) if the Note is converted as part of a Maturity Conversion, a price per unit derived by dividing a “pre-money” valuation of $8,000,000 by the total number of units (restricted and non-restricted) outstanding immediately prior to the time of such conversion, on a fully diluted basis. The notes are due and payable on demand at any time after the earlier of (i) 36 months following the note issuance or (ii) the consummation of a corporate transaction if not previously converted. The balance of the notes outstanding was $45,000 as of December 31, 2018. On March 4, 2019, a note holder elected to forgive and cancel their outstanding convertible note balance of $1,500, which the Company recorded as a gain on extinguishment of debt in the accompanying consolidated statement of operations. The balance of the notes outstanding was $43,500 as of December 31, 2019 of which $28,500 was due to related parties.

(b) On May 9, 2016, the Company issued a convertible note to YLimit, LLC in the principal amount of $100,000 with interest at 10% per annum and due on May 9, 2018. The note is secured by the Company’s rights, titles and interests in all the Company’s tangible and intangible assets, including intellectual property and proprietary software whether existing now or created in the future. On August 25, 2017, the Note was amended to authorize total borrowings on this Note to $517,000, The balance of the notes outstanding was $517,000 as of December 31, 2017 and the balance of the debt discount was $137,358.

On April 12, 2018, and again on August 15, 2018, the Company and Ylimit, LLC entered into an amendment to the original secured convertible promissory note. The amendments increased the borrowing limits by $190,500 to a total of $707,500, and extended the maturity date to May 9, 2019. In addition, the amendment on April 12, 2018 modified the conversion feature to state that all borrowings under the note will be converted at 75% of the per share stock price in the equity funding, but in no event shall the conversion price be less than $0.035 per share. This feature gave rise to a derivative liability of $135,900 during the period ended December 31, 2018 that is discussed below. During the year ended December 31, 2018, the Company borrowed an additional $190,500. The balance of notes outstanding was $707,500 as of December 31, 2018 and the balance of the debt discount was $70,078.

On November 9, 2019 the Company and Ylimit, LLC entered into an amendment (“Ylimit Amendment One”) to the original secured convertible promissory note dated May 9, 2016 along with subsequent amendment and fundings that followed. Under the terms of Ylimit Amendment One, Ylimit extended maturity date of all outstanding convertible debt due to them by the company, to a new maturity date of February 09, 2020. Ylimit received no consideration for this amendment.

By verbal agreement Ylimit increased the Company’s borrowing limits by $175,000 and extended this amount of additional funding to the Company during the last three months of 2019 bring the total convertible note balance due to YLimit to a total of $882,500 as December 31, 2019. All note discount related to Ylimit was fully amortized as of December 31, 2019.

On February 9, 2020, the Company entered into another amendment with Ylimit (“Ylimit Amendment Two”) to further extend the maturity date of all of the Company’s outstanding debt to August 9, 2020 including the $175,000 that Ylimit funded in the fourth quarter of 2019. Ylimit received no consideration for the Ylimit Amendment Two.

During the year ended December 31, 2020, Ylimit provided another $453,708 in funding to the Company bringing their balance to $1,366,208 as of December 31, 2020. On January 5, 2021 the Company entered into Amendment Three to extend the maturity of all notes until February 9, 2022. Ylimit received no consideration for Amendment Three.

(c) From September 1, 2017 to December 31, 2017, the Company issued convertible notes to Golock Capital, LLC (“Lender”) in the aggregate principal amount of $191,750 with an interest rate at 10% per annum and maturity dates between June 1, 2018 and August 31, 2018. The notes are convertible into shares of the Company’s common stock at prices between $0.015 and $0.02 per share. As additional consideration for the Lender to enter into these agreements with the Company, the Company issued warrants to the Lender to acquire in the aggregate 4,804,708 shares of the Company’s common stock at a weighted average exercise price of $0.014 per share. In addition, the Lender shall have the first right of refusal as to any future funding of Borrower in that Lender shall have the right to provide all or a portion of the funding upon the same terms as those offered in writing by any third party or contained in any private placement of borrower. The Lender, upon conversion, shall have piggyback registration rights for all of its common stock shares in any registration or post-effective amendment to any registration initiated by Borrower with the Securities and Exchange Commission. The balance of the notes outstanding and the related debt discount was $191,750 and $19,652, respectively, as of December 31, 2017.

On February 2, 2018, the Company issued a convertible note to Golock Capital, LLC (“Lender”) in the principal amount of $40,000 with an interest rate at 10% per annum and a maturity date of November 2, 2018. The note included an original issue discount of $5,000. The note is convertible into shares of the Company’s common stock at $0.015 per share. As additional consideration for the Lender to enter into this agreement with the Company, the Company issued warrants to the Lender to acquire in the aggregate 2,500,000 shares of the Company’s common stock at an exercise price of $0.015 per share that expire three years from the date of grant. The relative fair value of the warrants, the original issue discount, and the beneficial conversion feature totaling $40,000 was recorded as a debt discount and will be amortized to interest expense over the term of the note. On November 5, 2018, the Company amended the notes above by changing the conversion feature for the aggregate notes to be convertible into shares of common stock of the Company at the lower of (i) $0.015 per share or, (ii) 58% of the lowest closing bid price in the 20 trading days prior to the day that the Lender requests conversion. This feature gave rise to a derivative liability of $553,000 at date of issuance as discussed below. The amendment also increased the principal face amount of notes to include accrued interest, and an additional $43,250 was added to principal, which was recorded to financing costs. The aggregate balance of the notes outstanding, and the related debt discount was $302,067 and $0, respectively, as of December 31, 2018.

On April 29, 2019, Golock entered into an amendment with the Company to extend the maturity of the Notes until July 31, 2019. In return, Golock received several concessions. They received (a) a warrant to purchase 12,833,333 shares of the Company’s common stock for 48 months exercisable at a strike price of $.00475. The Company recorded a financing charge of $28,227 related to these warrants and (b) the conversion noted above was changed from 58% to 50% of the lowest closing bid price in the 20 trading days prior to that day that the Lender request conversion. During the year ending December 31, 2019 the Company issued new notes payable of $53,331 and $23,102 of notes and accrued interest were converted into 100,000,000 shares of common stock. The balance of the notes outstanding on December 31, 2019, was $339,010. As of December 31, 2019, $285,679 of these notes were past due. As of December 31, 2020 all of the Golock notes amounting to $339,011 were past due. As a result Golock has assessed the Company additional penalties and interest pf $1,172,782. The Company has recorded this amount as an accrued liability as of December 1, 2020. The Company disagrees with the accrued interest and penalties due to Golock and intends to litigate this amount if a settlement on a vastly reduced amount, cannot be reached.

(d) As of December 31, 2017 the Company had an outstanding convertible note payable of $61,000. During the year ended December 31, 2018, the Company entered into additional notes of $369,250. The convertible notes have interest rates ranging from 8% to 12% per annum, maturity dates ranging from August 21, 2018, to June 19, 2020, and are convertible into shares of common stock of the Company at discount rates between 38% and 50% of the lowest trading price for the Company s common stock during the prior twenty (20) trading day period, and for one lender, no lower than $0.035 per share. The issuance of notes with conversion features gave rise to derivative liabilities of $559,397 (see discussion below). As of December 31, 2018, the aggregate convertible notes balance to the five lenders was $426,964 and the related debt discount was $179,162. As of December 31, 2020 all $238,303 were past due.

During the year ended December 31, 2019, the Company entered into additional notes of $256,000, with interest rates from 10% to 12%, and maturity dates ranging from January 22, 2020, to August 2, 2020, at conversion terms comparable to the terms above. The issuance of notes with conversion features gave rise to derivative liabilities of $357,465 (see discussion below). In addition, On April 29, 2019, one of the lenders entered into an amendment with the Company to extend the maturity of the Notes until July 31, 2019. In return, the Company issued (a) a warrant to purchase 2,966,986 shares of the Company’s common stock for a period of 48 months exercisable at a strike price of $.00475 with a fair value of $5,934, and (b) the conversion price of outstanding notes was changed from $.015 to 50% of the lowest closing bid price in the 20 trading days prior to that day that the Lender request conversion. During the year ended December 31, 2019, convertible notes of $388,207 and accrued interest were converted into 540,276,078 shares of common stock. As of December 31, 2019, the aggregate convertible notes balance to the five lenders was $299,069 and the related debt discount was $ 33,667. As of December 31, 2019, $96,069 of these notes were past due.

In total, during 2019 convertible notes and accrued interest aggregating $411,309 were converted into 640,276,078 common shares with a fair value of $959,290 and recognized loss on settlement of debt of $548,029 during the year ended December 31, 2019. On December 31, 2019, the aggregate balance of the fair value of the notes outstanding was $1,564,080 and the related debt discount was $78,013. As of December 31, 2019, the above notes are convertible into 3,334,494,813 shares of common stock.

During the year ended December 31, 2020, $56,466 of the principal balance and $8,600 of interest was converted to 440,111,560 shares of common stock. The Company recorded a loss on the extinguishment of debt on these two conversions of $263,609. Additionally, the Company paid $4,400 to reduce the principal balance. These were the only note conversions during the year ended December 31, 2020.

Summary

On December 31, 2020, the aggregate balance of the fair value of all convertible notes outstanding was 1,956,922 and the related debt discount was $-0-, or a net balance of $1,956,922. Of this amount, $620,714 in principal was past due. As of December 31, 2020, the above notes are convertible into 1,948,265,842 shares of common stock.

The Company considered the current FASB guidance of “Contracts in Entity’s Own Stock” which indicates that any adjustment to the fixed amount (either conversion price or number of shares) of the instrument regardless of the probability of whether or not within the issuers’ control means the instrument is not indexed to the issuer’s own stock. Accordingly, the Company determined that the conversion prices of the Notes were not a fixed amount because they were either subject to an adjustment based on the occurrence of future offerings or events or the conversion price was variable. As a result, the Company determined that the conversion features of the Notes were not considered indexed to the Company’s own stock and characterized the fair value of the conversion features as derivative liabilities upon issuance. The Company determined that upon issuance of the Notes, the initial fair value of the embedded conversion feature was recorded as debt discount offsetting the fair value of the Notes and the remainder recorded as financing costs in the Consolidated Statement of Operations. The discount is being amortized using the effective interest rate method over the life of the debt instruments.

The balance of the unamortized note discount on December 31, 2017 was $198,025. During the year ended December 31, 2018, the Company issued $583,750 of convertible notes whose conversion features created a derivative liability upon issuance with a fair value of $1,329,389 of which $483,635 was recorded as a debt discount, and the remaining $845,754 was recorded as a financing cost. During the year ended December 31, 2018, the amortization of debt discount was $432,419 which is included in financing costs on the Company’s statement of operations. The balance of the unamortized note discount on December 31, 2018 was $249,241.

During the year ended December 31, 2019, the Company issued $484,331 of convertible notes whose conversion features created a derivative liability upon issuance with a fair value of $357,465 of which $218,637 was recorded as a debt discount, and the remaining $138,828 was recorded as a financing cost. During the year ended December 31, 2019, the amortization of debt discount was $389,793 which is included in financing costs on the Company’s statement of operations. The balance of the unamortized note discount on December 31, 2019 was $78,013.